Commitments and Contingencies - Additional Information (Detail) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 22, 2017 USD ($)	Dec. 31, 2017 USD ($) T	Mar. 31, 2016 USD ($)	Jul. 31, 2017 USD ($)
Significant Purchase And Supply Commitment [Line Items]
Cash compensation on termination of employment, maximum		$ 68.0
Fast Crew Supply Boat [Member]
Significant Purchase And Supply Commitment [Line Items]
Number of vessels under construction		1
Remaining accumulated cost reclassified from construction in progress to other assets as insurance receivable			$ 5.6
Remaining insurance receivable		$ 1.8		$ 1.8
Vessel Commitments
Significant Purchase And Supply Commitment [Line Items]
Significant commitment, new construction deadweight tons capacity | T		5,400
'Number of Vessels, commitments		2
Settlement agreement, date	November 22, 2017
Delivery date of first PSV	2017-11
Final installment paid	$ 4.3
Delivery date of second PSV	2018-07
Remaining installment payment for second PSV	$ 4.5
Settlement credit for future dry docking services	$ 0.3
'Vessel under construction, fair value, after fresh start accounting				$ 7.0